Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost (included in general and administrative in the Company's statement of operations)	$ 27,486	$ 26,232	$ 35,584	$ 20,757
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2025 and 2024	$ 15,504	$ 25,650	$ 34,998	$ 19,950
Weighted average remaining lease term - operating leases (in years)	8 months 1 day	1 year 8 months 1 day	1 year 4 months 28 days	2 years 5 months 1 day
Average discount rate - operating lease	10.00%	10.00%	10.00%	10.00%